SUPPLEMENTAL GUARANTOR INFORMATION - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Balance Sheet
Current assets	$ 1,200	$ 746
Property and equipment, net	616	580
Goodwill and intangible assets, net	1,004	1,011
Other assets	867	977
TOTAL ASSETS	3,687	3,314
Current liabilities	641	518
Other long term liabilities	338	296
Long term debt and securitized debt from VIEs (noncurrent portion)	991	899
Redeemable noncontrolling interest	1	1
ILG stockholders' equity	1,679	1,574
Noncontrolling interests	37	26
TOTAL LIABILITIES AND EQUITY	3,687	3,314
Total Eliminations
Balance Sheet
Investments in subsidiaries	(3,367)	(2,313)
TOTAL ASSETS	(3,367)	(2,313)
ILG stockholders' equity	(3,367)	(2,313)
TOTAL LIABILITIES AND EQUITY	(3,367)	(2,313)
ILG
Balance Sheet
Current assets	1	1
Property and equipment, net	1	1
Investments in subsidiaries	824	626
TOTAL ASSETS	826	628
Current liabilities	3	1
Intercompany liabilities (receivables)/equity	(856)	(947)
ILG stockholders' equity	1,679	1,574
TOTAL LIABILITIES AND EQUITY	826	628
Interval Acquisition Corp
Balance Sheet
Current assets	3	2
Goodwill and intangible assets, net	266	267
Investments in subsidiaries	1,521	1,297
TOTAL ASSETS	1,790	1,566
Current liabilities	5	5
Long term debt and securitized debt from VIEs (noncurrent portion)	562	581
Intercompany liabilities (receivables)/equity	399	354
ILG stockholders' equity	824	626
TOTAL LIABILITIES AND EQUITY	1,790	1,566
Guarantor Subsidiaries
Balance Sheet
Current assets	790	492
Property and equipment, net	464	420
Goodwill and intangible assets, net	628	647
Investments in subsidiaries	1,022	390
Other assets	285	471
TOTAL ASSETS	3,189	2,420
Current liabilities	339	343
Other long term liabilities	236	270
Long term debt and securitized debt from VIEs (noncurrent portion)		(12)
Intercompany liabilities (receivables)/equity	1,093	521
Redeemable noncontrolling interest	1	1
ILG stockholders' equity	1,521	1,297
Noncontrolling interests	(1)
TOTAL LIABILITIES AND EQUITY	3,189	2,420
Non-Guarantor Subsidiaries
Balance Sheet
Current assets	406	251
Property and equipment, net	151	159
Goodwill and intangible assets, net	110	97
Other assets	582	506
TOTAL ASSETS	1,249	1,013
Current liabilities	294	169
Other long term liabilities	102	26
Long term debt and securitized debt from VIEs (noncurrent portion)	429	330
Intercompany liabilities (receivables)/equity	(636)	72
ILG stockholders' equity	1,022	390
Noncontrolling interests	38	26
TOTAL LIABILITIES AND EQUITY	$ 1,249	$ 1,013